Other Assets	9 Months Ended
Jul. 31, 2026
Other Assets [Abstract]
Other Assets
NOTE 8: OTHER ASSETS
Other Assets
(millions of Canadian dollars) As at
July 31 October 31
2026 2025
Accounts receivable and other items $ 8,135 $ 9,366
Accrued interest 5,587 5,674
Current income tax receivable 4,566 3,849
Defined benefit asset

1,131

1,111
Investments in other associates and joint

ventures
1 5,647 5,237
Prepaid expenses 2,042 1,815
Reinsurance contract assets 947 936
Total $ 28,055 $ 27,988
1 One

of these investments was disposed of by the Bank during the third quarter of fiscal 2025 for net proceeds of

$
133

million.